Derivative Financial Instruments - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) Exchange_Rate Agreement	Dec. 31, 2020 MXN ($) Exchange_Rate	Dec. 31, 2019 MXN ($) Exchange_Rate	Dec. 31, 2018 MXN ($)	Dec. 31, 2017	Jun. 30, 2024 USD ($)	Nov. 30, 2023 MXN ($)	Nov. 30, 2022 MXN ($)	Dec. 31, 2020 MXN ($) Agreement	Dec. 31, 2020 EUR (€) Agreement	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	95.00%	95.00%
Net loss	$ (25,518,054)	$ (509,052,065)	$ (282,112,024)	$ (180,419,837)
Increase decrease in exchange rate	10.00%	10.00%	10.00%	10.00%
Increase in occurs of crude oil hedge	$ (18,921)
Net gain (loss) of derivative financial instrument		$ 17,096,141	$ (23,263,923)	$ (19,115,951)
Net fair value of derivative financial instruments									$ 16,629,978			$ (5,153,841)
Derivative financial instruments designated as hedges									$ 0			$ 0
Increase [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		168,334	180,408	192,025
Decrease [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 168,334	$ 180,408	$ 192,025
Us Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate	19.9487	19.9487	18.8452
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Exchange rate | Exchange_Rate	24.4052	24.4052	21.1537
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines	$ 700,000
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Liquidity risk mitigation amount through syndicated credit lines	1,500,000
Liquidity risk mitigation amount through bilateral credit lines	$ 250,000
P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
DFIs and debt portfolio to parallel shift basis points	10	10
Assumption of either an increase or decrease of basis points in floating interest rates of debt and corresponding hedges	25.00%	25.00%		25.00%	25.00%
Percentage of increase of DFIs and debt portfolio to exchange rates of currencies against the U.S. dollar	1.00%	1.00%
P.M.I. Holdings, B.V. [member] | Twenty five basis points higher [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 606,839	$ 644,506	$ 649,339
P.M.I. Holdings, B.V. [member] | Twenty five basis points lower [member]
Disclosure of detailed information about financial instruments [line items]
Net loss		$ 606,839	644,506	649,339
PMI Trading Ltd [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	99.00%	99.00%
VaR recorded	$ (17,102)										$ (15,016)
PMI Trading Ltd [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded	(7,055)
PMI Trading Ltd [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
VaR recorded	$ (28,196)
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain		$ (128,949,304)	86,930,388	23,659,480
Percentage of PEMEX's debt in foreign currency	88.64%	88.64%
Seagull option [member] | P.M.I. Norteamrica, S. A. de C. V. [member] | Debt securities [member]
Disclosure of detailed information about financial instruments [line items]
Net foreign exchange gain		$ 122,099,058	$ 75,967,395	$ 19,762,208
Peso teasury portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio	(7.81)	(7.81)
Fondo laboral pemex portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio	0.00	0.00
U.S. Dollar Treasury Portfolio [member] | P.M.I. Holdings, B.V. [member]
Disclosure of detailed information about financial instruments [line items]
Investment in Portfolio	0.00	0.00
Interest rate risk [member] | Interest rate swaps [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate notional amount	$ 24,190
Interest rate of derivative instrument	4.17%								4.17%	4.17%
Weighted average term of derivative instrument	1 year 4 months 27 days	1 year 4 months 27 days
Equity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged			243,000	320,000
Amount of barrels hedged				149,588,000							178,268,000	178,268,000	178,268,000
Twenty day delta gamma risk analysis [member]
Disclosure of detailed information about financial instruments [line items]
Confidence level percentage	95.00%	95.00%
Number of observations	500	500
Risk expiring in june two thousand and nineteen [member] | P.M.I. Norteamrica, S. A. de C. V. [member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit committed to mitigate liquidity risk						$ 5,500,000	$ 9,000,000	$ 28,000,000
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Hedged risk exposure | €										€ 1,250,000			€ 725,000
Commodity price risk [member]
Disclosure of detailed information about financial instruments [line items]
Number of barrels hedged	332,500	332,500
Hedged risk exposure	$ 119,920
PEMEX [member] | Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Total net debt outstanding consisted of floating rate debt	14.30%	14.30%
PEMEX [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about financial instruments [line items]
Number of interest rate swap agreements | Agreement	4								4	4
Aggregate notional amount	$ 956,250
Interest rate of derivative instrument	2.35%								2.35%	2.35%
Weighted average term of derivative instrument	4 years 3 months 18 days	4 years 3 months 18 days